Foreign Operations (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Operating income (loss) by geographic area				$ (2,950,464)	$ (1,497,914)
Net income (loss) by geographic area				8,346,820	$ 9,207,884
Successor [Member]
Statement [Line Items]
Revenues by geographic area	$ 342,000
Operating income (loss) by geographic area	(487,000)
Net income (loss) by geographic area	2,758,000
Identifiable assets by geographic area	76,384,000
Long lived assets by geographic area	21,455,000
Goodwill by geographic area	44,122,000
Successor [Member] | UNITED STATES
Statement [Line Items]
Revenues by geographic area	272,000
Operating income (loss) by geographic area	(486,000)
Net income (loss) by geographic area	2,780,000
Identifiable assets by geographic area	75,059,000
Long lived assets by geographic area	20,817,000
Goodwill by geographic area	44,122,000
Successor [Member] | CANADA
Statement [Line Items]
Revenues by geographic area	70,000
Operating income (loss) by geographic area	(158,000)
Net income (loss) by geographic area	(158,000)
Identifiable assets by geographic area	991,000
Long lived assets by geographic area	417,000
Goodwill by geographic area
Successor [Member] | INDIA
Statement [Line Items]
Revenues by geographic area
Operating income (loss) by geographic area
Net income (loss) by geographic area
Identifiable assets by geographic area
Long lived assets by geographic area
Goodwill by geographic area
Successor [Member] | PHILIPPINES
Statement [Line Items]
Revenues by geographic area	196,000
Operating income (loss) by geographic area	157,000
Net income (loss) by geographic area	157,000
Identifiable assets by geographic area	405,000
Long lived assets by geographic area	222,000
Goodwill by geographic area
Successor [Member] | Eliminations [Member]
Statement [Line Items]
Revenues by geographic area	(196,000)
Operating income (loss) by geographic area
Net income (loss) by geographic area	(21,000)
Identifiable assets by geographic area	(71,000)
Long lived assets by geographic area
Goodwill by geographic area
Predecessor [Member]
Statement [Line Items]
Revenues by geographic area		1,620,000	$ 2,582,000
Operating income (loss) by geographic area		(4,381,000)	(1,572,000)
Net income (loss) by geographic area		(4,380,000)	(1,671,000)
Identifiable assets by geographic area				29,280,000
Long lived assets by geographic area				20,659,000
Goodwill by geographic area		0		(0)
Predecessor [Member] | UNITED STATES
Statement [Line Items]
Revenues by geographic area		1,395,000	2,167,000
Operating income (loss) by geographic area		(3,479,000)	(650,000)
Net income (loss) by geographic area		(3,342,000)	(519,000)
Identifiable assets by geographic area				24,591,000
Long lived assets by geographic area				15,558,000
Goodwill by geographic area
Predecessor [Member] | CANADA
Statement [Line Items]
Revenues by geographic area		285,000	601,000
Operating income (loss) by geographic area		(905,000)	(1,008,000)
Net income (loss) by geographic area		(1,041,000)	(1,139,000)
Identifiable assets by geographic area				5,484,000
Long lived assets by geographic area				4,788,000
Goodwill by geographic area
Predecessor [Member] | INDIA
Statement [Line Items]
Revenues by geographic area			270,000
Operating income (loss) by geographic area			72,000
Net income (loss) by geographic area			(27,000)
Identifiable assets by geographic area				228,000
Long lived assets by geographic area				98,000
Goodwill by geographic area
Predecessor [Member] | PHILIPPINES
Statement [Line Items]
Revenues by geographic area		160,000
Operating income (loss) by geographic area		3,000
Net income (loss) by geographic area		3,000
Identifiable assets by geographic area				415,000
Long lived assets by geographic area				215,000
Goodwill by geographic area
Predecessor [Member] | Eliminations [Member]
Statement [Line Items]
Revenues by geographic area		(220,000)	(456,000)
Operating income (loss) by geographic area			14,000
Net income (loss) by geographic area			$ 14,000
Identifiable assets by geographic area				(1,438,000)
Long lived assets by geographic area
Goodwill by geographic area